CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (CNY) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues
Solar modules	4,388,251	4,043,609	3,709,335
Solar cells and other products	2,385,770	2,357,101	6,222,807
Engineering, procurement and construction	27,875	135,810	146,444
Solar products processing	380,893	182,545	654,268
Total revenues	7,182,789	6,719,065	10,732,854
Cost of revenues
Solar modules	(3,861,178)	(4,029,047)	(3,427,801)
Solar cells and other products	(2,254,007)	(2,476,893)	(6,242,660)
Engineering, procurement and construction	(16,045)	(84,726)	(108,351)
Solar products processing	(289,270)	(182,757)	(492,709)
Total cost of revenues	(6,420,500)	(6,773,423)	(10,271,521)
Gross profit/(loss)	762,289	(54,358)	461,333
Selling, general and administrative expenses	(765,236)	(901,645)	(509,832)
Research and development expense	(88,306)	(86,429)	(68,948)
Impairment loss on property, plant and equipment		(397,789)	(303,068)
Total operating expenses	(853,542)	(1,385,863)	(881,848)
Loss from continuing operations	(91,253)	(1,440,221)	(420,515)
Change in fair value of derivatives	(51,867)	9,334	84,874
Convertible notes buyback gain/(loss)		(8,466)	4,312
Interest expense	(285,618)	(489,346)	(373,710)
Interest income	17,091	36,226	25,868
Foreign exchange loss	(43,828)	(24,519)	(69,027)
Loss for equity investment in a joint venture	(2,108)	(43,501)	(1,800)
Other income, net	16,064	398,861	235,723
Loss from continuing operations before income taxes	(441,519)	(1,561,632)	(514,275)
Income tax (expense)/benefit	15,027	(100,625)	(57,823)
Loss from continuing operations	(426,492)	(1,662,257)	(572,098)
Gain from sales of discontinued operations, net of tax			7,753
Net loss	(426,492)	(1,662,257)	(564,345)
Less: fair value of warrants in excess of net proceeds of equity offering	44,396
Less: earnings attributable to the noncontrolling interest	2,788
Net loss attributable to JA Solar Holdings	(473,676)	(1,662,257)	(564,345)
Other comprehensive income/(loss):
Foreign currency translation adjustments, net of tax	9,507	218	1,181
Cash flow hedging income/(loss), net of tax		(11,755)	9,428
Other comprehensive loss	9,507	(11,537)	10,609
Comprehensive loss	(416,985)	(1,673,794)	(553,736)
Less: fair value of warrants in excess of net proceeds of equity offering	44,396
Less: comprehensive income attributable to the noncontrolling interest	2,788
Comprehensive loss attributable to JA Solar Holdings	(464,169)	(1,673,794)	(553,736)
Net loss per share from continuing operations:
Basic (in CNY per share)	(2.35)	(8.53)	(3.42)
Diluted (in CNY per share)	(2.35)	(8.53)	(3.42)
Net income per share from discontinued operations:
Basic (in CNY per share)			0.04
Diluted (in CNY per share)			0.04
Net loss per share:
Basic (in CNY per share)	(2.35)	(8.53)	(3.38)
Diluted (in CNY per share)	(2.35)	(8.53)	(3.38)
Weighted average number of shares outstanding :
Basic (in shares)	201,317,884	194,788,429	167,101,076
Diluted (in shares)	201,317,884	194,788,429	167,101,076
Net loss per ADS from continuing operations:
Basic (in dollars per share)	(11.76)	(42.67)	(17.12)
Diluted (in dollars per share)	(11.76)	(42.67)	(17.12)
Net income per ADS from discontinued operations:
Basic (in dollars per share)			0.22
Diluted (in dollars per share)			0.22
Net loss per ADS:
Basic (in dollars per share)	(11.76)	(42.67)	(16.90)
Diluted (in dollars per share)	(11.76)	(42.67)	(16.90)
Weighted average number of ADS:
Basic (in shares)	40,263,577	38,957,685	33,420,215
Diluted (in shares)	40,263,577	38,957,685	33,420,215